UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Mid Cap Equity Fund

Semiannual Report
4.30.13

John Hancock Mid Cap Equity Fund

Table of Contents

Your expenses	Page 3

Portfolio summary	Page 4

Fund’s investments	Page 5

Financial statements	Page 8

Financial highlights	Page 11

Notes to financial statements	Page 13

Special Shareholder Meeting	Page 18

More information	Page 19

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

● Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

● Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2012 with the same investment held until April 30, 2013.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,163.20	$7.78

Class B	1,000.00	1,158.10	11.50

Class C	1,000.00	1,158.70	11.51

Class I	1,000.00	1,165.40	5.85

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2013 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2012 with the same investment held until April 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,017.60	$7.25

Class B	1,000.00	1,014.10	10.71

Class C	1,000.00	1,014.10	10.71

Class I	1,000.00	1,019.30	5.44

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.45%, 2.15%, 2.15% and 1.09% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Portfolio Summary

Top 10 Holdings (31.8% of Net Assets on 4-30-13)[1,2]
HomeAway, Inc.	3.8%
CoStar Group, Inc.	3.5%
LinkedIn Corp., Class A	3.4%
Perrigo Company	3.3%
Precision Castparts Corp.	3.3%
Clean Harbors, Inc.	3.2%
Michael Kors Holdings, Ltd.	2.9%
Whole Foods Market, Inc.	2.9%
IHS, Inc., Class A	2.8%
Align Technology, Inc.	2.7%

Sector Composition[1,3]
Industrials	27.1%
Consumer Discretionary	21.2%
Information Technology	18.2%
Health Care	17.7%
Consumer Staples	9.2%
Energy	2.5%
Materials	2.3%
Telecommunication Services	1.4%
Short-Term Investments & Other	0.4%

1 As a percentage of net assets on 4-30-13.

2 Cash and cash equivalents not included.

3 The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Frequently trading securities may increase transaction costs (thus lowering performance) and taxable distributions. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

4

Fund’s investments
As of 4-30-13 (unaudited)

	Shares	Value

Common Stocks 99.6%		$24,366,688

(Cost $19,834,157)

Consumer Discretionary 21.2%		5,193,133

Hotels, Restaurants & Leisure 0.7%
Panera Bread Company, Class A (I)	1,038	183,965

Internet & Catalog Retail 3.8%
HomeAway, Inc. (I)	30,812	941,307

Leisure Equipment & Products 1.1%
Polaris Industries, Inc.	3,050	262,880

Media 1.1%
IMAX Corp. (I)	10,825	276,362

Specialty Retail 7.1%
CarMax, Inc. (I)	5,671	261,093
O'Reilly Automotive, Inc. (I)	3,020	324,106
PetSmart, Inc.	7,518	513,028
Ross Stores, Inc.	2,931	193,651
Tractor Supply Company	4,083	437,575

Textiles, Apparel & Luxury Goods 7.4%
Michael Kors Holdings, Ltd. (I)	12,564	715,394
PVH Corp.	2,439	281,485
Ralph Lauren Corp.	2,542	461,576
Under Armour, Inc., Class A (I)	5,969	340,711

Consumer Staples 9.2%		2,248,075

Beverages 1.1%
Monster Beverage Corp. (I)	4,883	275,401

Food & Staples Retailing 4.5%
United Natural Foods, Inc. (I)	7,802	389,632
Whole Foods Market, Inc.	8,049	710,888

Food Products 2.3%
Green Mountain Coffee Roasters, Inc. (I)	9,767	560,626

Household Products 1.3%
Church & Dwight Company, Inc.	4,876	311,528

Energy 2.5%		608,913

Energy Equipment & Services 1.0%
Oceaneering International, Inc.	3,549	249,033

Oil, Gas & Consumable Fuels 1.5%
Range Resources Corp.	4,895	359,880

Health Care 17.7%		4,323,067

Biotechnology 3.9%
Alexion Pharmaceuticals, Inc. (I)	1,360	133,280
Ariad Pharmaceuticals, Inc. (I)	13,710	244,998
BioMarin Pharmaceutical, Inc. (I)	3,660	240,096
Onyx Pharmaceuticals, Inc. (I)	3,630	344,124

Health Care Equipment & Supplies 4.6%
Align Technology, Inc. (I)	19,841	657,134
Edwards Lifesciences Corp. (I)	1,625	103,659
Thoratec Corp. (I)	9,790	354,398

5

Fund’s investments
As of 4-30-13 (unaudited)

	Shares	Value

Health Care (continued)

Health Care Providers & Services 2.3%
MEDNAX, Inc. (I)	6,269	$556,248

Health Care Technology 1.2%
athenahealth, Inc. (I)	3,096	298,021

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	4,780	198,083

Pharmaceuticals 4.9%
Actavis, Inc. (I)	3,605	381,157
Perrigo Company	6,799	811,869

Industrials 27.1%		6,625,170

Aerospace & Defense 3.3%
Precision Castparts Corp.	4,162	796,149

Building Products 1.2%
Masco Corp.	15,384	299,065

Commercial Services & Supplies 3.2%
Clean Harbors, Inc. (I)	13,626	776,273

Electrical Equipment 2.7%
AMETEK, Inc.	11,520	468,979
Rockwell Automation, Inc.	2,319	196,605

Machinery 5.3%
Chart Industries, Inc. (I)	4,483	380,203
Pall Corp.	5,503	367,105
WABCO Holdings, Inc. (I)	7,431	536,741

Professional Services 5.0%
IHS, Inc., Class A (I)	7,153	696,917
Verisk Analytics, Inc., Class A (I)	8,568	525,133

Road & Rail 1.1%
J.B. Hunt Transport Services, Inc.	3,903	277,386

Trading Companies & Distributors 5.3%
Fastenal Company	8,337	408,930
MRC Global, Inc. (I)	17,422	521,789
W.W. Grainger, Inc.	1,517	373,895

Information Technology 18.2%		4,447,327

Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., Class A	3,977	300,343

Internet Software & Services 7.0%
CoStar Group, Inc. (I)	7,934	860,125
LinkedIn Corp., Class A (I)	4,385	842,315

IT Services 1.7%
Alliance Data Systems Corp. (I)	2,398	411,904

Semiconductors & Semiconductor Equipment 1.1%
Altera Corp.	8,753	280,184

Software 7.2%
ANSYS, Inc. (I)	1,925	155,656
Autodesk, Inc. (I)	5,480	215,802
Concur Technologies, Inc. (I)(L)	7,304	533,995
Intuit, Inc.	3,945	235,280

6

Fund’s investments
As of 4-30-13 (unaudited)

		Shares	Value
Information Technology (continued)

Nuance Communications, Inc. (I)		18,356	$349,498
Red Hat, Inc. (I)		5,471	262,225

Materials 2.3%			565,015

Chemicals 2.3%
Airgas, Inc.		5,846	565,015

Telecommunication Services 1.4%			355,988

Wireless Telecommunication Services 1.4%
Crown Castle International Corp. (I)		2,709	208,593
SBA Communications Corp., Class A (I)		1,866	147,395

	Yield (%)	Shares	Value

Securities Lending Collateral 0.4%			$85,618

(Cost $85,607)

John Hancock Collateral Investment Trust (W)	0.2361(Y)	8,554	85,618

Total investments (Cost $19,919,764)† 100.0%			$24,452,306

Other assets and liabilities, net 0.0%			$7,233

Total net assets 100.0%			$24,459,539

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 4-30-13.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 4-30-13.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $19,920,103. Net unrealized appreciation aggregated $4,532,203, of which $4,785,282 related to appreciated investment securities and $253,079 related to depreciated investment securities.

7

Financial statements

Statement of assets and liabilities 4-30-13 (unaudited)

Assets

Investments in unaffiliated issuers, at value
(Cost $19,834,157) including $85,392 of
securities loaned	$24,366,688
Investments in affiliated issuers, at value (Cost
$85,607)	85,618

Total investments, at value (Cost
$19,919,764)	24,452,306

Receivable for investments sold	332,875
Receivable for fund shares sold	3,370
Dividends and interest receivable	2,821
Receivable for securities lending income	12
Receivable due from advisor	472
Other receivables and prepaid expenses	24,016

Total assets	24,815,872

Liabilities

Due to custodian	40,817
Payable for fund shares repurchased	209,423
Payable upon return of securities loaned	84,680
Payable to affiliates
Accounting and legal services fees	586
Transfer agent fees	7,668
Trustees' fees	1,162
Other liabilities and accrued expenses	11,997

Total liabilities	356,333

Net assets	$24,459,539

Net assets consist of

Paid-in capital	$23,289,483
Accumulated net investment income	(460,204)
Accumulated net realized gain (loss) on
investments	(2,902,282)
Net unrealized appreciation (depreciation) on
investments	4,532,542

Net assets	$24,459,539

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($17,982,085 ÷ 1,111,536 shares)[1]	$16.18
Class B ($1,769,827 ÷ 116,727 shares)[1]	$15.16
Class C ($3,900,400 ÷ 256,808 shares)[1]	$15.19
Class I ($807,227 ÷ 47,949 shares)	$16.84

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.03

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

8

Statement of operations — For the six month period ended 4-30-13 (unaudited)

Investment income

Dividends	$65,694
Securities lending	72

Total investment income	65,766

Expenses

Investment management fees	107,209
Distribution and service fees	62,249
Accounting and legal services fees	2,919
Transfer agent fees	24,007
Trustees' fees	787
State registration fees	46,185
Printing and postage	4,842
Professional fees	14,573
Custodian fees	6,444
Registration and filing fees	15,816
Other	5,784

Total expenses	290,815

Less expense reductions	(74,712)

Net expenses	216,103

Net investment loss	(150,337)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	1,812,013
Investments in affiliated issuers	11

1,812,024

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	2,350,513
Investments in affiliated issuers	(7)

2,350,506

Net realized and unrealized gain	4,162,530

Increase in net assets from operations	$4,012,193

See notes to financial statements

9

Statements of changes in net assets

	Six months
	ended
	4/30/13	Year ended
	(unaudited)	10/31/12
Increase (decrease) in net assets

From operations
Net investment loss	($150,337)	($321,855)
Net realized gain	1,812,024	339,714
Change in net unrealized appreciation
(depreciation)	2,350,506	657,917

Increase in net assets resulting from
operations	4,012,193	675,776

From Fund share transactions	(6,220,739)	(2,047,172)

Total decrease	(2,208,546)	(1,371,396)

Net assets

Beginning of period	26,668,085	28,039,481

End of period	$24,459,539	$26,668,085

Accumulated net investment loss	($460,204)	($309,867)

See notes to financial statements

10

Financial highlights

The Financial highlights show how the Fund's net asset value for a share has changed during the period.

Class A Shares Period ended	4/30/2013[1]		10/31/2012	10/31/2011	10/31/2010	10/31/2009		10/31/2008

Per share operating performance

Net asset value, beginning of period	$13.91		$13.53	$13.18	$10.64	$8.11		$15.82
Net investment loss[2]	(0.07)		(0.14)	(0.12)	(0.10)	(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments	2.34		0.52	0.47	2.64	2.60		(7.41)
Total from investment operations	2.27		0.38	0.35	2.54	2.53		(7.48)
Less distributions
From net realized gain	—		—	—	—	—		(0.23)
Net asset value, end of period	$16.18		$13.91	$13.53	$13.18	$10.64		$8.11
Total return (%)[3,4]	16.32	[5]	2.81	2.66	23.87	31.20		(47.91)

Ratios and supplemental data

Net assets, end of period (in millions)	$18		$19	$20	$18	$14		$10
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	2.01	[6]	1.92	1.88	2.20	2.33	[7]	2.08
Expenses net of fee waivers and credits	1.45	[6]	1.45	1.43	1.38	1.38	[7]	1.34
Net investment loss	(0.96)	[6]	(1.00)	(0.83)	(0.87)	(0.72)		(0.60)
Portfolio turnover (%)	26		110	125	76	115		115

1Six months ended 4 30 13. Unaudited.
2Based on the average daily shares outstanding.
3Does not reflect the effect of sales charges, if any.
4Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5Not annualized.
6Annualized.
7Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

Class B Shares Period ended	4/30/2013[1]		10/31/2012	10/31/2011	10/31/2010	10/31/2009		10/31/2008

Per share operating performance

Net asset value, beginning of period	$13.09		$12.82	$12.57	$10.22	$7.84		$15.42
Net investment loss[2]	(0.12)		(0.22)	(0.20)	(0.18)	(0.12)		(0.16)
Net realized and unrealized gain (loss) on investments	2.19		0.49	0.45	2.53	2.50		(7.19)
Total from investment operations	2.07		0.27	0.25	2.35	2.38		(7.35)
Less distributions
From net realized gain	—		—	—	—	—		(0.23)
Net asset value, end of period	$15.16		$13.09	$12.82	$12.57	$10.22		$7.84
Total return (%)[3,4]	15.81	[5]	2.11	1.99	22.99	30.36		(48.32)

Ratios and supplemental data

Net assets, end of period (in millions)	$2		$3	$3	$3	$3		$4
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	2.69	[6]	2.62	2.58	2.89	3.08	[7]	2.82
Expenses net of fee waivers and credits	2.15	[6]	2.15	2.12	2.05	2.05	[7]	2.06
Net investment loss	(1.65)	[6]	(1.70)	(1.51)	(1.54)	(1.36)		(1.33)
Portfolio turnover (%)	26		110	125	76	115		115

1Six months ended 4 30 13. Unaudited.
2Based on the average daily shares outstanding.
3Does not reflect the effect of sales charges, if any.
4Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5Not annualized.
6Annualized.
7Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

11

Financial highlights

The Financial highlights show how the Fund's net asset value for a share has changed during the period.

Class C Shares Period ended	4/30/2013[1]		10/31/2012	10/31/2011	10/31/2010	10/31/2009		10/31/2008

Per share operating performance

Net asset value, beginning of period	$13.11		$12.84	$12.59	$10.23	$7.85		$15.42
Net investment loss[2]	(0.12)		(0.22)	(0.21)	(0.18)	(0.12)		(0.15)
Net realized and unrealized gain (loss) on investments	2.20		0.49	0.46	2.54	2.50		(7.19)
Total from investment operations	2.08		0.27	0.25	2.36	2.38		(7.34)
Less distributions
From net realized gain	—		—	—	—	—		(0.23)
Net asset value, end of period	$15.19		$13.11	$12.84	$12.59	$10.23		$7.85
Total return (%)[3,4]	15.87	[5]	2.10	1.99	23.07	30.32		(48.25)

Ratios and supplemental data

Net assets, end of period (in millions)	$4		$4	$4	$3	$3		$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	2.72	[6]	2.62	2.58	2.90	3.04	[7]	2.73
Expenses net of fee waivers and credits	2.15	[6]	2.15	2.12	2.05	2.03	[7]	1.98
Net investment loss	(1.66)	[6]	(1.70)	(1.52)	(1.54)	(1.36)		(1.26)
Portfolio turnover (%)	26		110	125	76	115		115

1Six months ended 4 30 13. Unaudited.
2Based on the average daily shares outstanding.
3Does not reflect the effect of sales charges, if any.
4Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5Not annualized.
6Annualized.
7Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

Class I Shares Period ended	4/30/2013[1]		10/31/2012	10/31/2011	10/31/2010	10/31/2009		10/31/2008

Per share operating performance

Net asset value, beginning of period	$14.45		$14.00	$13.57	$10.91	$8.28		$16.10
Net investment loss[2]	(0.04)		(0.09)	(0.06)	(0.05)	(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments	2.43		0.54	0.49	2.71	2.66		(7.56)
Total from investment operations	2.39		0.45	0.43	2.66	2.63		(7.59)
Less distributions
From net realized gain	—		—	—	—	—		(0.23)
Net asset value, end of period	$16.84		$14.45	$14.00	$13.57	$10.91		$8.28
Total return (%)[3]	16.54	[4]	3.21	3.17	24.38	31.76		(47.76)

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$1	$2	$1	—	[5]	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.63	[6]	1.51	1.47	1.90	1.82	[7]	1.60
Expenses net of fee waivers and credits	1.09	[6]	1.05	0.98	0.95	0.95	[7]	0.95
Net investment loss	(0.58)	[6]	(0.60)	(0.38)	(0.43)	(0.30)		(0.21)
Portfolio turnover (%)	26		110	125	76	115		115

1Six months ended 4 30 13. Unaudited.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4Not annualized.
5Less than $500,000
6Annualized.
7Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

12

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Mid Cap Equity Fund (the Fund) is a series of John Hancock Series Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. As of April 15, 2013, the Fund is closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The Fund is liquidating on June 28, 2013.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date,

13

except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its portfolio securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV). JHCIT invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and possible losses of income or value if the borrower fails to return the securities, collateral investments decline in value or the Fund loses its rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund’s custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended April 30, 2013 were $405. For the six months ended April 30, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss

14

carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a short term capital loss carryforward of $4,713,966 available to offset future net realized capital gains as of October 31, 2012, which expires as follows: October 31, 2016 - $1,424,706 and October 31, 2017 - $3,289,260. Qualified late year ordinary losses of $308,852 are treated as occurring on November 1, 2012, the first day of the Fund’s next taxable year.

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses.

Note 3 - Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.75% of the next $500,000,000 of the Fund’s daily net assets; and (c) 0.70% of the Fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the fund’s total operating expenses at 1.45%, 2.15%, 2.15% and 1.09% for Class A, Class B, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. The current expense limitation agreement expires on February

15

28, 2014, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these expense reductions amounted to $53,824, $7,947, $10,614 and $2,327 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended April 30, 2013.

The investment management fees incurred for the six months ended April 30, 2013 were equivalent to a net annual effective rate of 0.24% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	Rule 12b-1 Fee

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $11,333 for the six months ended April 30, 2013. Of this amount, $1,767 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $8,677 was paid as sales commissions to broker-dealers and $889 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2013, CDSCs received by the Distributor amounted to $75, $1,896 and $340 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement

16

Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2013 were:

	Distribution and
Class	service fees	Transfer agent fees

Class A	$28,910	$17,492

Class B	14,646	2,663

Class C	18,693	3,392

Class I	-	460

Total	$62,249	$24,007

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates - Trustees' fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 - Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2013 and for the year ended October 31, 2012 were as follows:

	Six months ended		Year ended
	4/30/13		10/31/12

	Shares	Amount	Shares	Amount
Class A shares
Sold	246,304	$3,738,919	387,854	$5,375,766
Repurchased	(508,672)	(7,794,963)	(469,296)	(6,456,882)

Net decrease	(262,368)	($4,056,044)	(81,442)	($1,081,116)

Class B shares
Sold	17,013	$244,283	55,670	$715,127
Repurchased	(124,976)	(1,827,424)	(64,811)	(845,637)

Net decrease	(107,963)	($1,583,141)	(9,141)	($130,510)

Class C shares
Sold	29,775	$430,156	60,466	$806,292
Repurchased	(45,260)	(647,056)	(77,559)	(1,015,547)

Net decrease	(15,485)	($216,900)	(17,093)	($209,255)

Class I shares
Sold	9,857	$156,983	32,603	$478,390
Repurchased	(33,990)	(521,637)	(76,811)	(1,104,681)

Net decrease	(24,133)	($364,654)	(44,208)	($626,291)

Net decrease	(409,949)	($6,220,739)	(151,884)	($2,047,172)

Note 6 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $6,992,600 and $13,586,836, respectively, for the six months ended April 30, 2013.

17

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Series Trust and its series John Hancock Mid Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Series Trust.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	1,564,747.93	93,123.58
Peter S. Burgess	1,565,278.92	92,592.59
William H. Cunningham	1,565,278.92	92,592.59
Grace K. Fey	1,567,180.01	90,691.50
Theron S. Hoffman	1,567,180.01	90,691.50
Deborah C. Jackson	1,567,180.01	90,691.50
Hassell H. McClellan	1,565,278.92	92,592.59
James M. Oates	1,565,278.92	92,592.59
Steven R. Pruchansky	1,565,278.92	92,592.59
Gregory A. Russo	1,565,278.92	92,592.59
Non-Independent Trustees
James R. Boyle	1,564,747.93	93,123.58
Craig Bromley	1,565,278.92	92,592.59
Warren A. Thomson	1,565,278.92	92,592.59

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More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Investment Subadvisor
James R. Boyle†	John Hancock Asset Management a division of Manulife Asset
Craig Bromley†	Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP
Andrew G. Arnott
Executive Vice President
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
www.jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

19

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	June 26, 2013

By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2013